Document and Entity Information	Oct. 29, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2019
Entity Registrant Name	New Media Investment Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36097
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	479-3160
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579684
Title of 12(b) Security	Common Stock
Trading Symbol	NEWM
Security Exchange Name	NYSE